DEFERRED TAX (Detail Textuals) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 277,000	$ 2,814,000